Investment Strategy - U.S. Large Cap Value Plus ETF	Jul. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long positions and short positions, will consist of positions in U.S. large capitalization value companies.Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Value Index (the Index) at the time of purchase. As of June 30, 2026, the market capitalizations of the companies in the Index ranged from $2.28 billion to $4.59 trillion.In considering the value characteristics of the companies the Fund holds, the Fund will hold long positions in those companies that the adviser believes are undervalued or attractively valued, and will hold short positions in those that are challenged to perform relative to the Fund’s investable universe, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings and assets, as well as the overall value of the company compared to its sales and the capital invested in it.If the short positions do underperform and the value of the securities decreases, the short positions may end up as positions in small or mid capitalization companies and such positions may have to be closed out if they no longer meet the requirements of the Fund’s 80% policy. “Assets” means net assets, plus the amount of borrowings for investment purposes. In calculating the 80% policy, the Fund’s equity investments will include common stocks and derivatives on common stocks and real estate investment trusts (REITs), as well as other equity securities. An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Traditional short sales involve the sale of a security which the Fund does not own in the hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. As an alternative to traditional short sales, the Fund may gain synthetic short exposure through the use of derivatives, particularly swaps, which are instruments that have a value based on individual securities or the Fund’s aggregate portfolio. The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. Many of the equity securities in the Fund’s portfolio will be in the financials, healthcare and industrials sectors. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover. Investment Process – Long Portfolio: The adviser seeks to invest in companies whose securities it believes are undervalued when purchased. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The research findings allow the adviser to rank the companies in each industry group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●catalysts, such as improving company fundamentals or positive management changes, that could trigger a rise in a stock’s price ●high potential reward compared to potential risk ●temporary mispricings caused by market overreactions. Investment process - Short Portfolio: The adviser uses the insights gleaned from its three-step process to identify companies that the adviser expects to underperform. Companies may underperform for a number of reasons including, but not limited to, the following: ●Companies that are competitively disadvantaged; ●Companies that are cyclically challenged; ●Companies that are structurally flawed.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Value Index (the Index) at the time of purchase.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In considering the value characteristics of the companies the Fund holds, the Fund will hold long positions in those companies that the adviser believes are undervalued or attractively valued, and will hold short positions in those that are challenged to perform relative to the Fund’s investable universe, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings and assets, as well as the overall value of the company compared to its sales and the capital invested in it.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long positions and short positions, will consist of positions in U.S. large capitalization value companies.